1398441

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

MAIL PROCESSING
RECEIVED
APR 23 2007
WASH, D.C.
185

OMB APPROVAL
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07051855

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

rial

EIVED

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
CMS/PRM Investors, L.P.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
CMS/PRM Investors, L.P.

Address of Executive Officers (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145	**(610) 896-3000**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) **As above**	Telephone Number (Including Area Code) **As above**

Brief Description of Business
Pooled investment vehicle intended to make an equity investment in Potomac Realty Management, LLC.

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
MAY 07 2007
THOMSON
FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 4 Year 0 7 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

CMS Investment Resources, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

CMS/PRM Associates, L.P. (1)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

CMS 2005 Investment Partners PE, L.P. (2)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

MSPS/PRM, Inc. (3)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

CMS 2005, Inc. (4)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Solomon, Mark I. (5)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Silberberg, Paul (5)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

(1) Administrative General Partner of Issuer
(2) General Partner of Issuer
(3) General Partner of Administrative General Partner
(4) General Partner of CMS 2005 Investment Partners PE, L.P.
(5) Shareholder, Director and Executive Officer of MSPS/PRM, Inc. and CMS 2005, Inc.

A. BASIC IDENTIFICATION DATA (continued)

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Landman, William (5)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Woloszyn, Lisa A. (6)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Mitchell, Richard A. (6)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Goldberg, Morey H. (6)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Welch, Ingrid R. (6)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

DiEgidio, Thomas F. (6)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Kwait, Richard A. (6)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

(5) Shareholder, Director and Executive Officer of MSPS/PRM, Inc. and CMS 2005, Inc.

(6) Executive Officer of MSPS/PRM, Inc. and CMS 2005, Inc.

A. BASIC IDENTIFICATION DATA (continued)

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Ward, Jennifer (6)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Tray, Danielle (6)

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o CMS Affiliated Partnerships, 308 E. Lancaster Avenue, Suite 300 Wynnewood, PA 19096-2145

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(6) Executive Officer of MSPS/PRM, Inc. and CMS 2005, Inc.

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? **$1,000,000***

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. **Not applicable.**

Full Name (Last Name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last Name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last Name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

***CMS/PRM Investors, L.P. may accept an investment from an individual of less than $1,000,000, in the discretion of the general partners.**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
Common Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	Up to $42,000,000	$ 0
Other (Specify ________________)	$ 0	$ 0
Total	Up to $42,000,000	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0*	$ 0
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

***No purchases have occurred**

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☒	$ 10,000
Legal Fees	☒	$ 100,000
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately)	☐	$ 0
Other Expenses (identify) ________________	☐	$ 0
Total	☒	$ 110,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ..... Up to $41,890,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $ 0	☐ $ 0
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness	☐ $ 0	☐ $ 0
Working capital	☐ $ 0	☐ $ 0
Other (specify): Investments in privately held businesses, through investments in private investment funds and directly in such businesses.	☐ $ 0	☒ Up to $41,890,000
Columns Totals	☐ $ 0	☒ Up to $41,890,000
Total Payments Listed (column totals added)	☒ Up to $41,890,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
CMS/PRM Investors, L.P.	[signature]	4/20/07
Name of Signer (Print or Type)	Title of Signer (Print of type)	
Ingrid R. Welch	**Authorized Signatory**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal *criminal* violations. (See 18 U.S.C. 1001).

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
CMS/PRM Investors, L.P.	Ingrid R Welch	4/20/07
Name (Print or Type)	Title (Print or Type)	
Ingrid R. Welch	**Authorized Signatory**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) Part E-Item 1)	
State	**Yes**	**No**	**Limited Partnerships Interests (Up to $42,000,000)**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL		X	L.P. Interests	0	0	0	0		X
AK									
AZ									
AR									
CA		X	L.P. Interests	0	0	0	0		X
CO		X	L.P. Interests	0	0	0	0		X
CT		X	L.P. Interests	0	0	0	0		X
DE		X	L.P. Interests	0	0	0	0		X
DC		X	L.P. Interests	0	0	0	0		X
FL		X	L.P. Interests	0	0	0	0		X
GA		X	L.P. Interests	0	0	0	0		X
HI									
ID									
IL		X	L.P. Interests	0	0	0	0		X
IN									
IA									
KS									
KY									
LA									
ME									
MD		X	L.P. Interests	0	0	0	0		X
MA		X	L.P. Interests	0	0	0	0		X
MI		X	L.P. Interests	0	0	0	0		X
MN									
MS									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) Part E-Item 1)	
State	**Yes**	**No**	**Limited Partnership Interests (Up to $42,000,000)**	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH		**X**	**L.P. Interests**	**0**	**0**	**0**	**0**		**X**
NJ		**X**	**L.P. Interests**	**0**	**0**	**0**	**0**		**X**
NM									
NY		**X**	**L.P. Interests**	**0**	**0**	**0**	**0**		**X**
NC									
ND									
OH									
OK									
OR									
PA		**X**	**L.P. Interests**	**0**	**0**	**0**	**0**		**X**
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA		**X**	**L.P. Interests**	**0**	**0**	**0**	**0**		**X**
WA									
WV									
WI									
WY									
PR									

Form U-2

Form U-2 Uniform Consent to Service of Process

Know all men by these presents:

That the undersigned CMS/PRM Investors Q, L.P., a limited partnership organized under the laws of the State of Delaware for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

c/o Ingrid Welch, Vice President
CMS Affiliated Partnerships
308 E. Lancaster Avenue
Suite 300
Wynnewood, PA 19096-2145

with copies to:

Kevin P. Kundra, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

X	AL	Secretary of State	X	FL	Dept. of Banking and Finance
	AK	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	X	GA	Commissioner of Securities
	AZ	The Corporation Commission		GUAM	Administrator, Department of Finance
	AR	The Securities Commissioner		HI	Commissioner of Securities
X	CA	Commissioner of Corporations		ID	Director, Department of Finance
X	CO	Securities Commissioner	X	IL	Secretary of State
X	CT	Banking Commissioner		IN	Secretary of State
X	DE	Securities Commissioner		IA	Commissioner of Insurance
X	DC	Dept. of Insurance & Securities Regulation		KS	Secretary of State
	KY	Director, Division of Securities		OH	Secretary of State
	LA	Commissioner of Securities		OR	Director, Department of Insurance and Finance
	ME	Administrator, Securities Division		OK	Securities Administrator
X	MD	Commissioner of the Division of Securities		PA	Pennsylvania does not require filing of a Consent to Service

X	MA	Secretary of State
X	MI	Commissioner, Office of Financial & Insurance Services
	MN	Commissioner of Commerce
	MS	Secretary of State
	MO	Securities Commissioner
	MT	State Auditor and Commissioner of Insurance
	NE	Director of Banking and Finance
	NV	Secretary of State
X	NH	Secretary of State
X	NJ	Chief, Securities Bureau
	NM	Director, Securities Division
X	NY	Secretary of State
	NC	Secretary of State
	ND	Securities Commissioner

		of Process
	PR	Commissioner of Financial Institutions
	RI	Director of Business Regulation
	SC	Securities Commissioner
	SD	Director of the Division of Securities
	TN	Commissioner of Commerce and Insurance
	TX	Securities Commissioner
	UT	Director, Division of Securities
	VT	Commissioner of Banking, Insurance, Securities & Health Administration
X	VA	Clerk, State Corporation Commission
	WA	Director of the Department of Licensing
	WV	Commissioner of Securities
	WI	Commissioner of Securities
	WY	Secretary of State

Dated this 20 day of April, 2007.
(SEAL)

CMS/PRM INVESTORS Q, L.P.

By: CMS/PRM ASSOCIATES, L.P.,
its Administrative General Partner

By: MSPS/PRM, Inc., its General Partner

By Ingrid R. Welch
Ingrid R. Welch, Vice President

PARTNERSHIP ACKNOWLEDGMENT

Commonwealth of Pennsylvania :
: ss.
County of Montgomery :

On this 20 day of April, 2007 before me personally appeared Ingrid R. Welch, to me personally known and known to me to be the same person whose name is signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

Teesha Dunn
Notary Public/Commissioner of Oath

My Commission Expires Dec. 13, 2010

NOTARIAL SEAL
TEESHA DUNN
Notary Public
LOWER MERION TWP, MONTGOMERY COUNTY
My Commission Expires Dec 13, 2010
(SEAL)

Form U-2

Form U-2 Uniform Consent to Service of Process

Know all men by these presents:

That the undersigned CMS/PRM Investors, L.P., a limited partnership organized under the laws of the State of Delaware for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

c/o Ingrid Welch, Vice President
CMS Affiliated Partnerships
308 E. Lancaster Avenue
Suite 300
Wynnewood, PA 19096-2145

with copies to:

Kevin P. Kundra, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

X	AL	Secretary of State	X	FL	Dept. of Banking and Finance
	AK	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	X	GA	Commissioner of Securities
	AZ	The Corporation Commission		GUAM	Administrator, Department of Finance
	AR	The Securities Commissioner		HI	Commissioner of Securities
X	CA	Commissioner of Corporations		ID	Director, Department of Finance
X	CO	Securities Commissioner	X	IL	Secretary of State
X	CT	Banking Commissioner		IN	Secretary of State
X	DE	Securities Commissioner		IA	Commissioner of Insurance
X	DC	Dept. of Insurance & Securities Regulation		KS	Secretary of State
	KY	Director, Division of Securities		OH	Secretary of State
	LA	Commissioner of Securities		OR	Director, Department of Insurance and Finance
	ME	Administrator, Securities Division		OK	Securities Administrator
X	MD	Commissioner of the Division of Securities		PA	Pennsylvania does not require filing of a Consent to Service

					of Process
X	MA	Secretary of State		PR	Commissioner of Financial Institutions
X	MI	Commissioner, Office of Financial & Insurance Services		RI	Director of Business Regulation
	MN	Commissioner of Commerce		SC	Securities Commissioner
	MS	Secretary of State		SD	Director of the Division of Securities
	MO	Securities Commissioner		TN	Commissioner of Commerce and Insurance
	MT	State Auditor and Commissioner of Insurance		TX	Securities Commissioner
	NE	Director of Banking and Finance		UT	Director, Division of Securities
	NV	Secretary of State		VT	Commissioner of Banking, Insurance, Securities & Health Administration
X	NH	Secretary of State	X	VA	Clerk, State Corporation Commission
X	NJ	Chief, Securities Bureau		WA	Director of the Department of Licensing
	NM	Director, Securities Division		WV	Commissioner of Securities
X	NY	Secretary of State		WI	Commissioner of Securities
	NC	Secretary of State		WY	Secretary of State
	ND	Securities Commissioner			

Dated this 20 day of April, 2007.
(SEAL)

CMS/PRM INVESTORS, L.P.

By: CMS/PRM ASSOCIATES, L.P.,
its Administrative General Partner

By: MSPS/PRM, Inc., its General Partner

By: ______________________
Ingrid R. Welch, Vice President

PARTNERSHIP ACKNOWLEDGMENT

END

Commonwealth of Pennsylvania :
: ss.
County of Montgomery :

On this 20 day of April, 2007 before me personally appeared Ingrid R. Welch, to me personally known and known to me to be the same person whose name is signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

NOTARIAL SEAL
TEESHA DUNN
Notary Public
LOWER MERION TWP, MONTGOMERY COUNTY
My Commission Expires Dec 13, 2010

____
Notary Public/Commissioner of Oath

My Commission Expires Dec. 13, 2010

(SEAL)

B # 611169 v.2